Inventories (Tables)	12 Months Ended
Mar. 31, 2025
Inventory Disclosure [Abstract]
Components of Inventories
Inventories consist of the following components:

	31 March
(Millions of US dollars)	2025	2024
Finished goods	$243.9	$235.4
Work-in-process	26.5	25.1
Raw materials and supplies	87.4	90.6
Provision for obsolete finished goods and raw materials	(10.7)	(13.3)
Total	$347.1	$337.8